INCOME TAX - Summary of reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					2.80%	4.30%
Change in fair value of Bridge Note- bifurcated derivative					0.00%	(0.70%)
Change in fair value of PIPE forward contract derivatives					0.00%	(1.40%)
Change in valuation allowance					(23.80%)	(29.30%)
Income tax provision	(0.00%)	(11.25%)	(0.00%)	(4.31%)	(0.00%)	(6.10%)